NET INVESTMENT IN DIRECT FINANCING LEASES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
NET INVESTMENT IN DIRECT FINANCING LEASES
Remaining direct financing leases contractual amounts	$ 112,964,579	$ 110,645,104
Minimum
NET INVESTMENT IN DIRECT FINANCING LEASES
Financing leases contractual term	1 year
Percentage of interest expense on finance lease liability	4.30%
Maximum
NET INVESTMENT IN DIRECT FINANCING LEASES
Financing leases contractual term	6 years
Percentage of interest expense on finance lease liability	13.30%